Document and Entity Information	Dec. 01, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001922331
Document Type	8-K
Document Period End Date	Dec. 01, 2022
Entity Registrant Name	GLOBAL STAR ACQUISITION INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41506
Entity Tax Identification Number	84-2508938
Entity Address, Address Line One	1641 International Drive Unit 208
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	790-0717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	GLSTU
Security Exchange Name	NASDAQ
Class A Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GLST
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	GLSTW
Security Exchange Name	NASDAQ
Rights Exchangeable Into One Tenth Of One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, exchangeable into one-tenth of one share of Class A common stock
Trading Symbol	GLSTUR
Security Exchange Name	NASDAQ